Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	24
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,823,583.99

Principal:
Principal Collections	$26,138,456.72
Prepayments in Full	$13,678,794.16
Liquidation Proceeds	$143,398.40
Recoveries	$117,455.62
Sub Total	$40,078,104.90
Collections	$41,901,688.89

Purchase Amounts:
Purchase Amounts Related to Principal	$187,591.84
Purchase Amounts Related to Interest	$174.82
Sub Total	$187,766.66

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$42,089,455.55

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	24
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$42,089,455.55
Servicing Fee	$712,933.38	$712,933.38	$0.00	$0.00	$41,376,522.17
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$41,376,522.17
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$41,376,522.17
Interest - Class A-3 Notes	$202,572.65	$202,572.65	$0.00	$0.00	$41,173,949.52
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$41,031,222.85
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$41,031,222.85
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$40,968,589.18
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$40,968,589.18
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$40,896,985.18
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$40,896,985.18
Regular Principal Payment	$37,457,542.09	$37,457,542.09	$0.00	$0.00	$3,439,443.09
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,439,443.09
Residual Released to Depositor	$0.00	$3,439,443.09	$0.00	$0.00	$0.00

Total		$42,089,455.55

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$37,457,542.09
Total					$37,457,542.09
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$37,457,542.09	$54.59	$202,572.65	$0.30	$37,660,114.74	$54.89
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$37,457,542.09	$17.79	$479,536.99	$0.23	$37,937,079.08	$18.02

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	24

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$434,084,257.75	0.6326560	$396,626,715.66	0.5780635
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$756,164,257.75	0.3591120	$718,706,715.66	0.3413230

Pool Information
Weighted Average APR	2.578%	2.578%
Weighted Average Remaining Term	37.62	36.80
Number of Receivables Outstanding	43,526	42,563
Pool Balance	$855,520,059.54	$815,162,366.81
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$798,277,389.01	$760,819,846.92
Pool Factor	0.3795528	0.3616480

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$54,342,519.89
Targeted Overcollateralization Amount	$96,455,651.15
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$96,455,651.15

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	24
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		48	$209,451.61
(Recoveries)		35	$117,455.62
Net Loss for Current Collection Period			$91,995.99
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1290%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.3361%
Second Prior Collection Period			0.2651%
Prior Collection Period			-0.0200%
Current Collection Period			0.1322%
Four Month Average (Current and Prior Three Collection Periods)			0.1784%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,467	$5,621,139.34
(Cumulative Recoveries)			$1,223,890.14
Cumulative Net Loss for All Collection Periods			$4,397,249.20
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1951%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,278.53
Average Net Loss for Receivables that have experienced a Realized Loss			$1,782.43

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.95%	321	$7,771,800.63
61-90 Days Delinquent	0.14%	42	$1,137,440.41
91-120 Days Delinquent	0.02%	9	$203,478.28
Over 120 Days Delinquent	0.03%	10	$244,583.00
Total Delinquent Receivables	1.15%	382	$9,357,302.32

Repossession Inventory:
Repossessed in the Current Collection Period		9	$182,607.31
Total Repossessed Inventory		14	$382,357.47

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0921%
Prior Collection Period			0.1172%
Current Collection Period			0.1433%
Three Month Average			0.1175%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1945%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	May 2022
Payment Date	6/15/2022
Transaction Month	24

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	104	$2,758,936.30
2 Months Extended	138	$3,629,809.01
3+ Months Extended	12	$302,581.55

Total Receivables Extended	254	$6,691,326.86

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer